Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Ordinary shares, par value	$ 0.14	$ 0.14	[1]
Ordinary shares, shares authorized	80,000,000	80,000,000	[1]
Ordinary shares, shares issued	46,203,927	45,633,489	[1]
Ordinary shares, shares outstanding	41,764,240	43,403,894	[1]
Treasury stock, shares	4,439,687	2,229,595	[1]

[1]	See Note 1a(ii).